Schedules of Investments As of April 30, 2019

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 20.24% of Total Net Assets
	171,979 Troy Oz.	Gold bullion (a)	$220,615,238
	132,500 Coins	One-ounce gold coins (a)	173,263,000

		Total Gold Assets (identified cost $298,762,475)	$393,878,238

		SILVER ASSETS — 5.57% of Total Net Assets
	7,278,323 Troy Oz.	Silver bullion (a)	$108,447,018

		Total Silver Assets (identified cost $115,601,526)	$108,447,018

Principal Amount
		SWISS FRANC ASSETS — 7.54% of Total Net Assets
CHF	2,999,301	Swiss franc deposits (a)	$2,943,521

CHF	70,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$71,221,110
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	72,556,946

		Total Swiss Confederation bonds	$143,778,056

		Total Swiss Franc Assets (identified cost $147,827,982)	$146,721,577

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 19.18% of Total Net Assets

		NATURAL RESOURCES — 7.24% of Total Net Assets
	150,000	Apache Corporation	$4,936,500
	200,000	BHP Group, Ltd. (b)	10,590,000
	150,000	BP, p.l.c. (b)	6,559,500
	500,000	Cameco Corporation	5,520,000
	200,000	Canadian Natural Resources Ltd.	5,996,000
	100,000	Chevron Corporation	12,006,000
	100,000	ConocoPhillips	6,312,000
	150,000	Devon Energy Corporation	4,821,000
	700,000	Encana Corporation	4,851,000
	100,000	Exxon Mobil Corporation	8,028,000
	4,000,000	Freeport-McMoRan, Inc.	49,240,000
	200,000	Murphy Oil Corporation	5,448,000
	50,000	Nutrien, Ltd.	2,709,000
	100,000	Rio Tinto p.l.c (b)	5,890,000
	350,000	South32 Limited (b)	4,102,000
	300,000	Vale S.A. (b)	3,834,000

			$140,843,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 11.94% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,362,000
75,000	AvalonBay Communities, Inc.	15,069,750
75,000	Boston Properties, Inc.	10,321,500
125,000	Digital Realty Trust, Inc.	14,713,750
125,000	Duke Realty Corporation	3,890,000
75,000	Essex Property Trust, Inc.	21,187,500
75,000	Federal Realty Investment Trust	10,038,750
750,000	Franklin Street Properties Corporation	5,895,000
125,000	Highwoods Properties, Inc.	5,572,500
250,000	Investors Real Estate Trust	15,070,000
150,000	Kimco Realty Corporation	2,608,500
100,000	Macquarie Infrastructure Corporation	4,051,000
450,000	Outfront Media, Inc.	10,723,500
125,000	Prologis, Inc.	9,583,750
125,000	Regency Centers Corporation	8,396,250
77,500	Texas Pacific Land Trust	62,181,350
125,000	UDR, Inc.	5,618,750
200,000	Urstadt Biddle Properties, Inc.	3,459,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,965,000
75,000	Vornado Realty Trust	5,185,500
100,000	Washington Real Estate Investment Trust	2,824,000
100,000	Weyerhaeuser Company	2,680,000

		$232,397,350

	Total Real Estate and Natural Resource Stocks (identified cost $371,913,667)	$373,240,350

	AGGRESSIVE GROWTH STOCKS — 20.05% of Total Net Assets

	AEROSPACE — 1.37% of Total Net Assets
80,000	Lockheed Martin Corporation	$26,666,400

		$26,666,400
	CHEMICALS — 1.04% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$16,463,200
50,000	Albemarle Corporation	3,753,000

		$20,216,200
	COMPUTER SOFTWARE & SERVICES — 2.95% of Total Net Assets
90,000	Autodesk, Inc. (a)	$16,038,900
250,000	Sailpoint Technologies Holdings, Inc. (a)	7,065,000
250,000	Twilio, Inc. Class A (a)	34,285,000

		$57,388,900
	ELECTRICAL EQUIPMENT & ELECTRONICS — .90% of Total Net Assets
25,000	Broadcom, Inc.	$7,960,000
100,000	Intel Corporation	5,104,000
25,000	NVIDIA Corporation	4,525,000

		$17,589,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .73% of Total Net Assets
100,000	HollyFrontier Corporation	$4,773,000
100,000	Phillips 66	9,427,000

		$14,200,000
	ENGINEERING & CONSTRUCTION — .47% of Total Net Assets
100,000	Fluor Corporation	$3,973,000
100,000	Lennar Corporation Class A	5,203,000

		$9,176,000
	ENTERTAINMENT & LEISURE — 3.68% of Total Net Assets
75,000	Disney (Walt) Company	$10,272,750
250,000	Facebook, Inc. Class A (a)	48,350,000
90,000	Wynn Resorts, Ltd.	13,000,500

		$71,623,250
	FINANCIAL SERVICES — 2.16% of Total Net Assets
90,000	First Republic Bank	$9,505,800
400,000	KeyCorp	7,020,000
200,000	Morgan Stanley	9,650,000
200,000	Schwab (Charles) Corporation	9,156,000
100,000	State Street Corporation	6,766,000

		$42,097,800
	MANUFACTURING — 2.41% of Total Net Assets
75,000	Agilent Technologies, Inc.	$5,887,500
80,000	Illinois Tool Works, Inc.	12,450,400
80,000	IPG Photonics Corporation (a)	13,978,400
80,000	Parker-Hannifin Corporation	14,486,400

		$46,802,700
	MATERIALS — .29% of Total Net Assets
100,000	Nucor Corporation	$5,707,000

		$5,707,000
	PHARMACEUTICALS — 1.26% of Total Net Assets
80,000	Amgen, Inc.	$14,345,600
150,000	Atara Biotherapeutics, Inc. (a)	5,040,000
80,000	Gilead Sciences, Inc.	5,203,200

		$24,588,800
	RETAIL — 1.25% of Total Net Assets
80,000	Costco Wholesale Corporation	$19,642,400
80,000	Williams-Sonoma, Inc.	4,573,600

		$24,216,000
	TRANSPORTATION — 1.54% of Total Net Assets
80,000	FedEx Corporation	$15,156,800
80,000	Kansas City Southern	9,851,200
80,000	Ryder System, Inc.	5,040,000

		$30,048,000

	Total Aggressive Growth Stocks (identified cost $159,520,896)	$390,320,050

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 26.78% of Total Net Assets

	CORPORATE BONDS — 18.39% of Total Net Assets

	ADVERTISING & MARKETING — .07% of Total Net Assets
$1,250,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$1,278,919

		$1,278,919
	CHEMICALS — .56% of Total Net Assets
8,500,000	5.200% FMC Corporation, 12-15-19	$8,615,120
2,200,000	4.250% Mosaic Company, 11-15-23	2,286,268

		$10,901,388
	COMPUTER SOFTWARE & SERVICES — .39% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,568,636

		$7,568,636
	CONSUMER PRODUCTS — 1.94% of Total Net Assets
7,500,000	2.750% BAT International Finance, p.l.c., 06-15-20 (c)	$7,487,475
1,000,000	3.250% Beam Suntory, Inc., 05-15-22	1,006,926
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	6,023,501
8,500,000	2.500% J. M. Smucker Company, 03-15-20	8,480,926
3,000,000	3.625% Mondelez International, Inc., 05-07-23 (d)	3,064,513
6,500,000	2.750% Reckitt Benckiser Group plc, 06-26-24 (c)	6,363,194
1,780,000	2.550% Suntory Holdings, Ltd., 06-28-22 (c)	1,752,363
3,571,000	3.250% Unilever Capital Corporation, 03-07-24	3,638,046

		$37,816,944
	ENERGY SERVICES & PROCESSING — .65% of Total Net Assets
5,000,000	3.050% Kinder Morgan, Inc., 12-01-19	$5,003,750
2,337,000	5.125% Marathon Petroleum Corporation, 03-01-21	2,436,993
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23 (c)	5,279,215

		$12,719,958
	ENGINEERING & CONSTRUCTION — .21% of Total Net Assets
4,075,000	2.550% D.R. Horton, Inc., 12-01-20	$4,048,131

		$4,048,131
	FINANCIAL SERVICES — 4.46% of Total Net Assets
7,000,000	3.311% BB&T Corporation, 01-15-20 (d)	$7,027,842
7,000,000	3.050% Capital One Financial Corporation, 03-09-22	7,030,905
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	5,010,643
15,000,000	2.375% First Republic Bank, 06-17-19	14,994,300
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,101,455
12,500,000	2.900% KeyCorp, 09-15-20	12,519,738
27,250,000	3.266% Manufacturers & Traders Trust Company, 12-01-21 (d)	27,205,460
7,500,000	4.875% Morgan Stanley, 11-01-22	7,933,474

		$86,823,817
	FOOD & DRUG STORES — .43% of Total Net Assets
8,200,000	6.150% The Kroger Company, 01-15-20	$8,389,211

		$8,389,211
	HEALTHCARE SERVICES — .46% of Total Net Assets
9,000,000	2.625% Laboratory Corporation of America Holdings, 02-01-20	$8,979,575

		$8,979,575

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 2.19% of Total Net Assets
$3,500,000	6.150% Berkley (W.R.) Corporation, 08-15-19	$3,530,263
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	4,425,785
10,500,000	5.875% CNA Financial Corporation, 08-15-20	10,901,273
12,500,000	5.350% Markel Corporation, 06-01-21	13,057,962
2,683,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	3,072,945
7,714,000	3.000% UNUM Group, 05-15-21	7,710,907

		$42,699,135
	LODGING — .49% of Total Net Assets
9,500,000	3.375% Hyatt Hotels Corporation, 07-15-23	$9,515,732

		$9,515,732
	MANUFACTURING — .30% of Total Net Assets
3,700,000	2.700% Harris Corporation, 04-27-20	$3,695,566
2,070,000	3.875% Kennametal, Inc., 02-15-22	2,097,533

		$5,793,099
	MATERIALS — .18% of Total Net Assets
3,300,000	5.400% Georgia Pacific, LLC, 11-01-20 (c)	$3,425,834

		$3,425,834
	MEDICAL SUPPLIES — .51% of Total Net Assets
10,000,000	2.675% Becton, Dickinson & Company, 12-15-19	$9,978,590

		$9,978,590
	NATURAL RESOURCES — .83% of Total Net Assets
5,000,000	8.125% EQT Corporation, 06-01-19	$5,020,875
5,000,000	4.875% EQT Corporation, 11-15-21	5,198,550
6,000,000	6.500% Nutrien, Ltd., 05-15-19	6,007,581

		$16,227,006
	PAPER & PACKAGING PRODUCTS — .27% of Total Net Assets
5,080,000	3.900% Packaging Corporation of America, 06-15-22	$5,204,483

		$5,204,483
	REAL ESTATE — 2.80% of Total Net Assets
7,000,000	2.750% Alexandria Real Estate Equities, Inc., 01-15-20	$6,993,980
12,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	12,013,932
4,430,000	3.600% Corporate Office Properties, L.P., 05-15-23	4,387,025
3,600,000	5.250% Corporate Office Properties, L.P., 02-15-24	3,768,223
4,115,000	4.375% Duke Realty, L.P., 06-15-22	4,287,252
2,561,000	4.400% Lexington Realty Trust, 06-15-24	2,588,788
7,500,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	7,813,586
3,650,000	3.662% SL Green Operating Partnership, L.P., 08-15-21 (d)	3,636,727
7,420,000	3.700 % UDR, Inc., 10-01-20	7,491,121
1,435,000	3.950% Washington Real Estate Investment Trust, 10-15-22	1,468,514

		$54,449,148
	TRANSPORTATION — .65% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,038,342
7,500,000	3.450% Ryder System, Inc., 11-15-21	7,590,727

		$12,629,069

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 1.00% of Total Net Assets
$10,475,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$10,456,213
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,054,936

		$19,511,149

		$357,959,824

	UNITED STATES TREASURY SECURITIES — 8.39% of Total Net Assets
15,000,000	United States Treasury bills 2.274%, 05-16-19 (e)	$14,985,062
32,500,000	United States Treasury bonds 6.250%, 08-15-23	37,739,159
45,000,000	United States Treasury bonds 6.000%, 02-15-26	55,090,714
45,000,000	United States Treasury bonds 5.250%, 11-15-28	55,445,116

		$163,260,051

	Total Dollar Assets (identified cost $502,875,266)	$521,219,875

	Total Portfolio — 99.36% of total net assets (identified cost $1,596,501,812) (f)	$1,933,827,108
	Other assets, less liabilities (.64% of total net assets)	12,556,036

	Net assets applicable to outstanding shares	$1,946,383,144

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2019, these securities amounted to $27,381,026, or 1.41% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2019.
	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 11.39% of Total Net Assets
$800,000	Federal Home Loan Bank 1.125%, 10-03-19	$795,342
850,000	Federal Farm Credit Bank 1.240%, 01-13-20	842,499

	Total United States Agency Securities (identified cost $1,636,901)	$1,637,841

	UNITED STATES TREASURY SECURITIES — 87.89% of Total Net Assets
2,050,000	United States Treasury bills 1.207%, 05-02-19 (a)	$2,049,864
625,000	United States Treasury bills 2.287%, 05-23-19 (a)	624,100
2,000,000	United States Treasury notes 1.125%, 05-31-19	1,997,508
2,000,000	United States Treasury notes .875%, 07-31-19	1,992,213
2,000,000	United States Treasury notes 1.000%, 11-30-19	1,983,495
2,000,000	United States Treasury notes 2.000%, 01-31-20	1,993,824
2,000,000	United States Treasury notes 2.375%, 04-30-20	1,999,473

	Total United States Treasury Securities (identified cost $12,633,172)	$12,640,477

	Total Portfolio — 99.28% of total net assets (identified cost $14,270,073) (b)	$14,278,318
	Other assets, less liabilities (.72% of total net assets)	103,463

	Net assets applicable to outstanding shares	$14,381,781

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 81.54% of Total Net Assets

	ADVERTISING & MARKETING — 3.12% of Total Net Assets
$485,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$496,221

		$496,221
	AUTOMOBILES — 3.13% of Total Net Assets
500,000	3.386% Ford Motor Credit Company, LLC, 06-12-20	$499,314

		$499,314
	CHEMICALS — 4.83% of Total Net Assets
125,000	3.950% FMC Corporation, 02-01-22	$127,444
350,000	4.250% Mosaic Company, 11-15-23	363,725
275,000	3.600% Westlake Chemical Corporation, 07-15-22	277,317

		$768,486
	CONSUMER PRODUCTS — 6.06% of Total Net Assets
300,000	2.750% BAT International Finance, p.l.c., 06-15-20 (a)	$299,499
550,000	3.250% Beam Suntory, Inc., 06-15-23	546,598
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	119,000

		$965,097
	ENERGY SERVICES & PROCESSING — 3.88% of Total Net Assets
375,000	4.750% El Paso Energy Capital Trust, 03-31-28 (b)	$383,625
225,000	5.125% Marathon Petroleum Corporation, 03-01-21	234,627

		$618,252
	ENGINEERING & CONSTRUCTION — 4.48% of Total Net Assets
500,000	2.550% D.R. Horton, Inc., 12-01-20	$496,703
200,000	8.375% Lennar Corporation, 01-15-21	216,500

		$713,203
	FINANCIAL SERVICES — 7.56% of Total Net Assets
174,000	5.875% Blackstone Holdings Finance Company, LLC, 03-15-21 (a)	$183,220
300,000	4.300% Fifth Third Bancorp, 01-16-24	315,639
300,000	4.000% Invesco Finance plc, 01-30-24	309,919
250,000	5.125% Jefferies Group, LLC, 01-20-23	263,849
125,000	4.875% Morgan Stanley, 11-01-22	132,225

		$1,204,852
	INSURANCE — 8.32% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$308,776
255,000	5.875% CNA Financial Corporation, 08-15-20	264,745
750,000	7.450% Phoenix Companies, Inc., 01-15-32	502,500
250,000	3.000% UNUM Group, 05-15-21	249,900

		$1,325,921
	LODGING — 2.83% of Total Net Assets
450,000	3.375% Hyatt Hotels Corporation, 07-15-23	$450,745

		$450,745
	MANUFACTURING — 5.60% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$511,641
375,000	3.875% Kennametal, Inc., 02-15-22	379,988

		$891,629

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Principal Amount		Market Value
	MATERIALS — 4.68% of Total Net Assets
$224,000	5.400% Georgia Pacific, LLC, 11-01-20 (a)	$232,541
500,000	4.200% Owens Corning, 12-15-22	512,996

		$745,537
	NATURAL RESOURCES — 5.85% of Total Net Assets
350,000	4.875% EQT Corporation, 11-15-21	$363,899
300,000	4.450% Murphy Oil Corporation, 12-01-22	302,299
250,000	5.750% Newfield Exploration Corporation, 01-30-22	266,250

		$932,448
	REAL ESTATE — 13.92% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$143,250
450,000	3.700% Corporate Office Properties, L.P., 06-15-21	450,522
150,000	3.600% Corporate Office Properties, L.P., 05-15-23	148,545
150,000	5.250% Corporate Office Properties, L.P., 02-15-24	157,009
300,000	3.375% Essex Portfolio, L.P., 01-15-23	301,897
450,000	4.400% Lexington Realty Trust, 06-15-24	454,883
300,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	312,543
250,000	3.662% SL Green Operating Partnership, L.P., 08-15-21 (c)	249,091

		$2,217,740
	RESTAURANTS — 1.83% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$291,074

		$291,074
	TRANSPORTATION — .97% of Total Net Assets
155,000	2.875% Ryder System, Inc., 09-01-20	$155,065

		$155,065
	UTILITIES — 4.48% of Total Net Assets
250,000	4.104% Dominion Energy, Inc., 04-01-21 (c)	$254,525
450,000	4.625% UIL Holdings Corporation, 10-01-20	459,780

		$714,305

	Total Corporate Bonds (identified cost $12,973,339)	$12,989,889

	UNITED STATES TREASURY SECURITIES — 15.21% of Total Net Assets
600,000	United States Treasury bills 1.207%, 05-02-19 (d)	$599,960
1,825,000	United States Treasury bills 2.274%, 05-16-19 (d)	1,823,183

	Total United States Treasury Securities (identified cost $2,423,181)	$2,423,143

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 3.98% of Total Net Assets

	REAL ESTATE — 3.98% of Total Net Assets
25,000	RLJ Lodging Trust Perpetual Preferred Class A (b)	$633,750

	Total Preferred Stocks (identified cost $636,008)	$633,750

	Total Portfolio — 100.73% of total net assets (identified cost $16,032,528) (e)	$16,046,782
	Liabilities, less other assets (.73% of total net assets)	(116,897)

	Net assets applicable to outstanding shares	$15,929,885

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2019, these securities amounted to $834,260, or 5.24% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2019.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.71% of Total Net Assets

	AEROSPACE — 6.01% of Total Net Assets
5,000	Lockheed Martin Corporation	$1,666,650

		$1,666,650
	CHEMICALS — 5.07% of Total Net Assets
5,000	Air Products & Chemicals, Inc.	$1,028,950
5,000	Albemarle Corporation	375,300

		$1,404,250
	COMPUTER SOFTWARE & SERVICES — 15.66% of Total Net Assets
5,000	Autodesk, Inc. (a)	$891,050
25,000	Sailpoint Technologies Holdings, Inc. (a)	706,500
20,000	Twilio, Inc. Class A (a)	2,742,800

		$4,340,350
	ELECTRICAL EQUIPMENT & ELECTRONICS — 7.25% of Total Net Assets
3,000	Broadcom, Inc.	$955,200
10,000	Intel Corporation	510,400
3,000	NVIDIA Corporation	543,000

		$2,008,600
	ENERGY SERVICES & PROCESSING — 3.44% of Total Net Assets
20,000	HollyFrontier Corporation	$954,600

		$954,600
	ENGINEERING & CONSTRUCTION — 2.13% of Total Net Assets
7,000	Fluor Corporation	$278,110
6,000	Lennar Corporation Class A	312,180

		$590,290
	ENTERTAINMENT & LEISURE — 10.66% of Total Net Assets
5,000	Disney (Walt) Company	$684,850
8,000	Facebook, Inc. Class A (a)	1,547,200
5,000	Wynn Resorts, Ltd.	722,250

		$2,954,300
	FINANCIAL SERVICES — 12.70% of Total Net Assets
10,000	First Republic Bank	$1,056,200
50,000	KeyCorp	877,500
15,000	Morgan Stanley	723,750
10,000	Schwab (Charles) Corporation	457,800
6,000	State Street Corporation	405,960

		$3,521,210
	MANUFACTURING — 10.64% of Total Net Assets
5,000	Agilent Technologies, Inc.	$392,500
5,000	Illinois Tool Works, Inc.	778,150
5,000	IPG Photonics Corporation (a)	873,650
5,000	Parker-Hannifin Corporation	905,400

		$2,949,700
	MATERIALS — 1.44% of Total Net Assets
7,000	Nucor Corporation	$399,490

		$399,490

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2019 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 5.56% of Total Net Assets
50,000	Encana Corporation	$346,500
75,000	Freeport-McMoRan, Inc.	923,250
5,000	Nutrien, Ltd.	270,900

		$1,540,650
	PHARMACEUTICALS — 7.91% of Total Net Assets
5,000	Amgen, Inc.	$896,600
25,000	Atara Biotherapeutics, Inc. (a)	840,000
7,000	Gilead Sciences, Inc.	455,280

		$2,191,880
	RETAIL — 5.46% of Total Net Assets
5,000	Costco Wholesale Corporation	$1,227,650
5,000	Williams-Sonoma, Inc.	285,850

		$1,513,500
	TRANSPORTATION — 6.78% of Total Net Assets
5,000	FedEx Corporation	$947,300
5,000	Kansas City Southern	615,700
5,000	Ryder System, Inc.	315,000

		$1,878,000

	Total Portfolio — 100.71% of total net assets (identified cost $10,139,646) (b)	$27,913,470
	Liabilities, less other assets (.71% of total net assets)	(196,407)

	Net assets applicable to outstanding shares	$27,717,063

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2019 (Unaudited)

NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of April 30, 2019 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$377,816,867	$8,916	$155,095	$18,450,449
Investments other than securities	95,759,880	—	—	—

	473,576,747	8,916	155,095	18,450,449
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(128,452,826)	(671)	(140,841)	(676,625)
Investments other than securities	(7,798,625)	—	—	—

	(136,251,451)	(671)	(140,841)	(676,625)

Net unrealized appreciation of investments	$337,325,296	$8,245	$14,254	$17,773,824

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2019 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2019 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2019. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2019 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$393,878,238	$—	$—	$393,878,238
Silver assets	108,447,018	—	—	108,447,018
Swiss franc assets	2,943,521	143,778,056	—	146,721,577
Real estate and natural resource stocks	373,240,350	—	—	373,240,350
Aggressive growth stocks †	390,320,050	—	—	390,320,050
Dollar assets:
Corporate bonds †	—	357,959,824	—	357,959,824
United States Treasury securities	—	163,260,051	—	163,260,051

Total Portfolio	$1,268,829,177	$664,997,931	$—	$1,933,827,108

	65.61%	34.39%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$1,637,841	$—	$1,637,841
United States Treasury securities	—	12,640,477	—	12,640,477

Total Portfolio	$—	$14,278,318	$—	$14,278,318

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$12,989,889	$—	$12,989,889
United States Treasury securities	—	2,423,143	—	2,423,143
Preferred stocks †	633,750	—	—	633,750

Total Portfolio	$633,750	$15,413,032	$—	$16,046,782

	3.95%	96.05%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$27,913,470	$—	$—	$27,913,470

Total Portfolio	$27,913,470	$—	$—	$27,913,470

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Schedules of Investments

As of April 30, 2019

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	6/19

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2019 Permanent Portfolio Family of Funds. All rights reserved.